SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) shares in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Inventory reserve balance					$ 338,348	$ 395,943
Patents, net of amortization	$ 78,567		$ 78,567		79,983	86,595
Write-down of patents						297,702
Impairment of long-lived assets					0	0
Revenues	101,301	$ 637,571	225,526	$ 1,203,781	1,222,786	607,783
Accounts receivable, net balance	14,916		14,916		1,769	49,250
Allowance for doubtful accounts	$ 0		$ 0		26,000	26,000
Research, development and manufacturing operations expenses					5,975,921	4,140,319
Advertising expense					$ 7,605	$ 8,912
Shares omitted from loss per share, anti-dilutive	55.3	2.4	56.0	2.4	1.4	28.2
Revenue recognized			$ (29,350)		$ 239,313	$ 307,500
Income available to common stockholders adjusted for deemed dividends from down round financings			11,653,986
Warrant [Member]
Product Information [Line Items]
Shares omitted from loss per share, anti-dilutive					3.9
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk, Percentage					82.00%	83.00%
Product [Member]
Product Information [Line Items]
Revenues	$ 86,385	$ 627,571	185,610	$ 681,781	$ 694,286	$ 607,783
Milestone Arrangement [Member]
Product Information [Line Items]
Revenues					528,500	0
Government Research And Development [Member]
Product Information [Line Items]
Revenues	0	0	0	0	0	0
Milestone And Engineering Arrangement [Member]
Product Information [Line Items]
Revenues				512,000
Revenue recognized	14,916	10,000	39,916	522,000
Milestone And Engineering [Member]
Product Information [Line Items]
Revenues	$ 14,916	$ 10,000	$ 39,916	522,000	528,500	0
Revenue recognized				$ 522,000
Patents [Member]
Product Information [Line Items]
Patents, net of amortization					79,983	86,595
Patent activity costs					12,556	0
Amortization expense					19,168	37,891
Patents [Member] | Awarded Patents [Member]
Product Information [Line Items]
Patents, net of amortization					25,847	45,015
Patents [Member] | Patent Applications Filed [Member]
Product Information [Line Items]
Patents, net of amortization					$ 54,136	$ 41,580
Minimum [Member]
Product Information [Line Items]
Useful Life					3 years
Maximum [Member]
Product Information [Line Items]
Useful Life					10 years